Schedule of Investments (unaudited)
May 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.5%
Alabama — 3.3%
Black Belt Energy Gas District, AL, Gas Project Revenue:
Project No 7, Series C-2 (SIFMA Municipal Swap Index Yield + 0.350%)	2.320%	12/1/26	$750,000	$733,083 (a)(b)
Series C	5.000%	7/1/27	1,250,000	1,285,223
Series C	5.000%	7/1/28	1,500,000	1,559,978
Series E	5.000%	6/1/28	2,000,000	2,062,785 (a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/27	2,285,000	2,343,440
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.000%	1/1/27	750,000	762,716
Series B	5.000%	7/1/27	1,500,000	1,534,098
Total Alabama				10,281,323
Arizona — 2.8%
Chandler, AZ, IDA Revenue, Intel Corp. Project	4.000%	6/1/29	3,765,000	3,709,625 (a)(b)(c)
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Company Project, Series A, Refunding	4.125%	3/31/26	1,000,000	999,335 (a)(b)(c)
Maricopa County, AZ, IDA Revenue, Banner Health Obligation Group, Series A, Refunding	5.000%	1/1/31	2,025,000	2,073,655
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,918,748 (a)(b)
Total Arizona				8,701,363
California — 7.9%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,400,000	2,398,378 (a)(b)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	2.670%	6/1/26	1,500,000	1,495,581 (a)(b)
California State PCFA Solid Waste Disposal Revenue, Series B-2, Refunding	3.125%	11/3/25	975,000	968,761 (a)(b)(c)
Fairfield-Suisun, CA, USD, Counties of Napa and Solano, GO, CAB, BAN	0.000%	2/1/29	2,040,000	1,826,597
Gilroy, CA, USD, GO, Unrefunded, AG	0.000%	8/1/30	1,840,000	1,553,469
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.524%	11/15/27	2,000,000	2,022,774 (b)
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/29	4,690,000	4,843,863 (c)
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/28	1,050,000	1,093,511
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/30	4,825,000	5,110,900 (c)
San Mateo County, CA, Community College District Revenue, GO, CAB, Series C, NATL	0.000%	9/1/29	2,530,000	2,215,531
Ventura County, CA, Rio Elementary School District, GO, BAN, BAM	0.000%	7/1/28	1,505,000	1,365,269
Total California				24,894,634
Colorado — 4.4%
City & County of Denver, CO, Airport System Revenue:
Series A, Refunding	5.000%	11/15/29	3,025,000	3,201,385 (c)
Series B, Refunding	5.000%	11/15/27	3,615,000	3,745,735 (c)
Subordinated, Series A, Refunding	5.000%	12/1/31	6,510,000	6,734,749 (c)
Total Colorado				13,681,869
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 5.7%
Connecticut State HEFA Revenue, Yale University Issue, Series T-2	5.000%	7/1/29	$3,000,000	$3,240,989
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A, Refunding	0.600%	11/15/26	850,000	805,180
Connecticut State, GO:
Series A	5.000%	4/15/29	4,275,000	4,430,052
Series D, BAM-TCRS	4.000%	8/15/30	7,250,000	7,310,075
Series E	5.000%	10/15/28	2,000,000	2,054,496
Total Connecticut				17,840,792
Delaware — 0.3%

Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,015,000	1,012,189 (a)(b)
District of Columbia — 2.0%
District of Columbia Revenue, Children’s Hospital Obligated Group Issue, Refunding	5.000%	7/15/28	1,040,000	1,050,238
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/27	1,955,000	2,024,151 (c)
Series A, Refunding	5.000%	10/1/29	3,040,000	3,213,650 (c)
Total District of Columbia				6,288,039
Florida — 2.1%
Florida State Insurance Assistance Interlocal Agency Inc., Insurance Assessment Revenue, Series A-1, Refunding	5.000%	9/1/28	4,500,000	4,597,010
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Series A	5.000%	10/1/30	1,665,000	1,747,263 (c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	229,694
Total Florida				6,573,967
Georgia — 3.6%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series D, Refunding	5.000%	7/1/26	5,000,000	5,092,000 (c)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project, Series A, Refunding	3.600%	2/1/30	1,250,000	1,247,581 (a)(b)
Main Street Natural Gas Inc., GA, Gas Supply Revenue:
Series A	5.000%	12/1/26	1,000,000	1,022,604
Series A	5.000%	12/1/27	500,000	518,151
Series E	5.000%	12/1/27	650,000	670,610
Series E	5.000%	12/1/31	1,500,000	1,581,247
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,148,051
Total Georgia				11,280,244
Illinois — 4.3%
Cook County, IL, School District No 87, Berkeley, GO, AG	5.000%	12/1/25	500,000	504,692
Illinois State Finance Authority Revenue, The Carle Foundation, Series A, Refunding	5.000%	8/15/25	2,170,000	2,176,627
Illinois State, GO:
Series A	5.000%	3/1/28	2,090,000	2,175,729
Series B	5.000%	5/1/29	1,415,000	1,490,506
Series D	5.000%	11/1/27	3,430,000	3,569,301
Series of October 2016, Refunding	5.000%	2/1/28	2,170,000	2,223,492
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series B, Refunding	4.000%	12/15/27	$1,270,000	$1,289,569
Total Illinois				13,429,916
Indiana — 4.3%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	1,000,000	993,836
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,501,116
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,317,987 (a)(b)
Indiana State Finance Authority Revenue, Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/29	1,310,000	1,420,947
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/29	7,030,000	7,344,026 (c)
Indianapolis Airport Authority Project, Series I-2, Refunding	5.000%	1/1/26	1,005,000	1,015,373 (c)
Total Indiana				13,593,285
Iowa — 0.2%

Iowa Tobacco Settlement Authority Revenue, Asset-Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	517,330
Kentucky — 1.6%
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	2,000,000	2,012,980 (a)(b)(c)
Trimble County, KY, PCR, Louisville Gas and Electric Company Project, Series A, Refunding	0.625%	9/1/26	3,250,000	3,111,090
Total Kentucky				5,124,070
Louisiana — 3.3%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A, Refunding	4.150%	9/1/27	4,000,000	4,025,017
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	35,000	34,329 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,050,000	3,979,717 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,515,000	2,465,676 (a)(b)
Total Louisiana				10,504,739
Maryland — 1.1%
Maryland State Health & Higher EFA Revenue, University of Maryland, Medical System Issue, Series A, Refunding	5.000%	7/1/29	1,770,000	1,891,773
Maryland State, GO, State and Local Facilities Loan, Series A	5.000%	3/15/31	1,420,000	1,492,027
Total Maryland				3,383,800
Michigan — 2.1%
Michigan State Finance Authority Revenue, Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,247,028
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,551,765
Michigan State Strategic Fund Ltd. Obligation Revenue:
Consumers Energy Co. Project, Remarketing	0.875%	10/8/26	1,335,000	1,252,422 (a)(b)(c)
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	1,987,802 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Michigan — continued
Wayne County, MI, Airport Authority Revenue, Series F, Refunding	5.000%	12/1/27	$400,000	$400,835 (c)
Total Michigan				6,439,852
Mississippi — 0.2%

Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	590,957
Missouri — 0.3%

Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	1,000,000	999,323 (a)(b)(c)
Nebraska — 1.0%
Sarpy County, NE, School District No 37, Gretna Public Schools, GO, AG	5.000%	12/15/30	2,000,000	2,085,622
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,192,145 (a)(b)(c)
Total Nebraska				3,277,767
New Jersey — 6.6%
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	445,000	458,514
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/28	5,005,000	5,155,243
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,226,760 (a)(b)(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	5.000%	6/15/30	1,500,000	1,622,640
Transportation System, CAB, Series A, BAM-TCRS	0.000%	12/15/27	5,035,000	4,638,484
Transportation System, CAB, Series C, AG	0.000%	12/15/29	2,785,000	2,384,020
Transportation System, CAB, Series C, AG	0.000%	12/15/32	2,840,000	2,152,251
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	1,865,000	2,009,432
Total New Jersey				20,647,344
New Mexico — 0.5%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue:
Series 2025, Refunding	5.000%	5/1/28	640,000	665,481
Series 2025, Refunding	5.000%	5/1/29	850,000	891,554
Total New Mexico				1,557,035
New York — 14.0%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	2,285,000	2,334,794
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	5,215,000	5,015,138 (a)(b)
Series B, Refunding	0.850%	9/1/25	4,950,000	4,909,761 (a)(b)
Series B, Refunding	1.500%	9/1/26	4,580,000	4,460,505 (a)(b)
Series B, Refunding	5.000%	9/1/27	5,625,000	5,789,791 (a)(b)
MTA, NY, Transportation Revenue, Green Bonds, Series B-1, Refunding	5.000%	11/15/35	1,645,000	1,691,356
New York City, NY, HDC, MFH Revenue:
Green Bonds, Series F-2, FHA	0.600%	7/1/25	7,465,000	7,443,489 (a)(b)
Green Bonds, Series G, FHA, Refunding	0.600%	11/1/26	1,075,000	1,011,873
New York City, NY, Transportation Development Corp. Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	2.250%	8/1/26	1,245,000	1,223,341 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 207, Refunding	5.000%	9/15/32	390,000	400,618 (c)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue, Payroll Mobility Tax BAN, Series B-2	5.000%	3/15/29	$9,000,000	$9,682,874
Total New York				43,963,540
North Carolina — 1.8%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	2,000,000	1,974,294 (a)(b)
North Carolina State Turnpike Authority, Triangle Expressway System Turnpike Revenue, Senior Lien, Refunding, AG	5.000%	1/1/33	3,440,000	3,617,157
Total North Carolina				5,591,451
Ohio — 1.6%
Columbus Ohio Regional Airport Authority Revenue, John Glenn Columbus International Airport, Series A, Refunding	5.000%	1/1/30	500,000	528,883 (c)
Ohio State Air Quality Development Authority Revenue, American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,000,000	989,678 (c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,445,000	3,590,283
Total Ohio				5,108,844
Oregon — 1.7%
Clackamas County, OR, School District No 62, Oregon City, GO, CAB, Series A, SBG	0.000%	6/15/29	400,000	352,241
Lane County, OR, School District No 1, Pleasant Hill, GO, CAB, Series B, SBG	0.000%	6/15/27	1,320,000	1,233,661
Salem-Keizer, OR, School District No 24J, GO:
Marion and Polk Counties, SBG	5.000%	6/15/31	2,050,000	2,145,741
Series B, SBG	0.000%	6/15/28	845,000	764,311
Series B, SBG	0.000%	6/15/30	1,050,000	880,889
Total Oregon				5,376,843
Pennsylvania — 0.4%

Pennsylvania State Economic Development Financing Authority Revenue, Sewage Sludge Disposal, Philadelphia Biosolids Facility Project, Refunding	4.000%	1/1/26	1,220,000	1,221,936
South Carolina — 1.1%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.788%	3/1/31	2,000,000	2,062,713 (a)(b)
South Carolina State Public Service Authority Revenue, Santee Cooper, Series B, Refunding	5.000%	12/1/28	1,375,000	1,463,231
Total South Carolina				3,525,944
Tennessee — 4.1%
Metropolitan Government of Nashville & Davidson County, TN, HEFA Revenue, The Vanderbilt University, Refunding	5.000%	10/1/34	1,010,000	1,143,822
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,475,000	9,479,688 (a)(b)
Tennessee State Housing Development Agency Residential Finance Program Revenue, Series B	3.550%	7/1/30	2,090,000	2,075,002
Total Tennessee				12,698,512
Texas — 11.5%
Central Texas Turnpike System Revenue, Series C, Refunding	5.000%	8/15/31	1,000,000	1,095,732
Fort Bend, TX, ISD, GO:
Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,135,000	1,129,846 (a)(b)
Series B, Refunding, PSF - GTD	0.720%	8/1/26	820,000	789,395 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/29	$375,000	$388,459 (c)
First Lien, Series A	5.000%	8/1/30	550,000	572,698 (c)
First Lien, Series A	5.000%	8/1/31	1,015,000	1,057,649 (c)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	1,007,947 (a)(b)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	300,000	306,600 (a)(b)(c)
North Texas Tollway Authority Revenue:
CAB, First Tier, Series D, Refunding, AG	0.000%	1/1/30	2,920,000	2,486,503
CAB, First Tier, Series D, Refunding, AG	0.000%	1/1/31	2,840,000	2,324,174
San Antonio, TX, Electric and Gas Revenue, Junior Lien, Refunding	1.750%	12/1/25	2,850,000	2,820,202 (a)(b)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	3.756%	12/15/26	2,035,000	2,034,320 (b)
Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, Series C (3 mo. Term SOFR x 0.660 + 0.863%)	3.700%	9/15/27	795,000	795,475 (b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	3,854,968
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/26	1,200,000	1,211,812
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/27	1,250,000	1,284,644
Texas State College Student Loan Bonds, GO, Series 2016	5.500%	8/1/28	3,535,000	3,612,017 (c)
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Refunding	0.560%	4/1/26	1,500,000	1,453,705
Texas State Transportation Commission Revenue, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,427,265 (a)(b)
Texas State Water Financial Assistance Revenue, GO, Series B, Refunding	5.000%	8/1/31	2,500,000	2,594,970
Troy, TX, ISD, GO, CAB, Refunding, PSF - GTD	0.000%	8/1/29	925,000	789,729
University of Houston, TX, Board of Regents System, Consolidated Revenue, Series A, Refunding	5.000%	2/15/30	2,115,000	2,139,415
Total Texas				36,177,525
Utah — 1.1%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/29	2,500,000	2,632,829 (c)
Series A	5.000%	7/1/32	705,000	715,671 (c)
Total Utah				3,348,500
Virginia — 0.8%

Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co. Project, Series A	0.750%	9/2/25	2,650,000	2,621,859 (a)(b)
Washington — 2.8%
Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement, Green Bonds, Series S-2A (SIFMA Municipal Swap Index Yield + 0.200%)	2.170%	11/1/26	2,000,000	1,987,399 (a)(b)
King County, WA, Issaquah School District No 411, GO, SBG	5.000%	12/1/32	2,390,000	2,438,762
Port of Seattle, WA, Intermediate Lien Revenue:
Series B, Private Activity, Refunding	5.000%	8/1/28	1,060,000	1,106,184 (c)
Series B, Refunding	5.000%	7/1/29	2,020,000	2,127,326 (c)
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	2.220%	11/1/26	$1,000,000	$988,588 (a)(b)
Total Washington				8,648,259
Total Investments before Short-Term Investments (Cost — $310,067,888)				308,903,051

Short-Term Investments — 0.6%
Municipal Bonds — 0.6%
Florida — 0.0%††

Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	1.950%	11/15/32	100,000	100,000 (d)(e)
Illinois — 0.2%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	2.850%	8/1/43	600,000	600,000 (d)(e)
New York — 0.1%

New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	2.150%	3/15/33	100,000	100,000 (c)(d)(e)
North Carolina — 0.0%††

Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series E, Refunding, LOC - Royal Bank of Canada	3.000%	1/15/42	100,000	100,000 (d)(e)
Wisconsin — 0.3%
Wisconsin State Housing and EDA Revenue, Series E, Refunding, SPA - FHLB	1.850%	9/1/35	900,000	900,000 (c)(d)(e)

Total Short-Term Investments (Cost — $1,800,000)				1,800,000
Total Investments — 99.1% (Cost — $311,867,888)				310,703,051
Other Assets in Excess of Liabilities — 0.9%				2,688,936
Total Net Assets — 100.0%				$313,391,987

††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset Short Duration Municipal Income Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CWA	—	Clean Water Act
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
SBG	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$308,903,051	—	$308,903,051
Short-Term Investments†	—	1,800,000	—	1,800,000
Total Investments	—	$310,703,051	—	$310,703,051

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Short Duration Municipal Income Fund 2025 Quarterly Report